Expense Example {- Fidelity® Extended Market Index Fund} - 02.28 Fidelity Index Funds Combo PRO-12 - Fidelity® Extended Market Index Fund - Fidelity Extended Market Index Fund	May 07, 2021 USD ($)
Expense Example:
1 year	$ 4
3 years	11
5 years	20
10 years	$ 45